SHAREHOLDERS' EQUITY (Details 2) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pre-tax amounts:
Accumulated other comprehensive income (loss) before tax	$ 64,199	$ 64,199	$ 134,433	$ 218,004	$ 267,223
Rollforward of accumulated other comprehensive income (loss), net of tax
Balance	41,078	83,126	132,530
Other comprehensive loss before reclassifications	(1,203)	(43,447)	(19,006)
Amounts reclassified from accumulated other comprehensive income (loss)	197	393	(30,398)
Net current-period other comprehensive income (loss)	(1,006)	(43,054)	(49,404)
Balance	40,072	40,072	83,126
Unrecognized appreciation on securities
Pre-tax amounts:
Accumulated other comprehensive income (loss) before tax	86,986	86,986	157,838	237,214	304,396
Rollforward of accumulated other comprehensive income (loss), net of tax
Balance	55,174	97,418	144,161
Other comprehensive loss before reclassifications	(1,203)	(43,447)	(19,006)
Amounts reclassified from accumulated other comprehensive income (loss)			(27,737)
Net current-period other comprehensive income (loss)	(1,203)	(43,447)	(46,743)
Balance	53,971	53,971	97,418
Unrecognized actuarial loss
Pre-tax amounts:
Accumulated other comprehensive income (loss) before tax	(22,787)	(22,787)	(23,405)	$ (19,210)	$ (37,173)
Rollforward of accumulated other comprehensive income (loss), net of tax
Balance	(14,096)	(14,292)	(11,631)
Amounts reclassified from accumulated other comprehensive income (loss)	197	393	(2,661)
Net current-period other comprehensive income (loss)	197	393	(2,661)
Balance	$ (13,899)	$ (13,899)	$ (14,292)